Future Contract Benefits	12 Months Ended
Dec. 31, 2022
Future Contract Benefits [Abstract]
Future Contract Benefits

13. Future Contract Benefits

The following table reconciles future contract benefits (in millions) to the Consolidated Balance Sheets:

	As of December 31,
	2022	2021
Traditional Life (1)	$3,190	$3,743
Payout Annuities (1)	2,003	2,511
Group Protection (2)	5,462	5,936
UL and Other (3)	14,777	12,513
Other Operations (4)	9,651	12,578
Other (5)	3,219	3,486
Total future contract benefits	$38,302	$40,767

(1)See “LFPB” below for further information.

(2)See “Liability for Future Claims” below for further information.

(3)See “Additional Liabilities for Other Insurance Benefits” below for further information.

(4)Represents future contract benefits reported in Other Operations primarily attributable to the indemnity reinsurance agreements with Protective ($5.4 billion and $6.9 billion as of December 31, 2022, and December 31, 2021, respectively) and Swiss Re ($2.2 billion and $2.9 billion as of December 31, 2022, and December 31, 2021, respectively) that are excluded from the following tables.

(5)Represents other miscellaneous reserves outside the scope of ASU 2018-12 that are excluded from the following tables.

LFPB

The following table summarizes the balances of and changes in the present values of expected net premiums and LFPB (in millions, except years):

	As of or For the Year Ended		As of or For the Year Ended
	December 31, 2022		December 31, 2021
	Traditional	Payout	Traditional	Payout
	Life	Annuities	Life	Annuities
Present Value of Expected Net Premiums
Balance as of beginning-of-year	$6,610	$-	$5,936	$-
Beginning balance of original discount rate	5,767	-	4,726	-
Effect of changes in cash flow assumptions	(382)	-	(113)	-
Effect of actual variances from expected
experience	(21)	-	190	-
Adjusted balance as of beginning-of-year	5,364	-	4,803	-
Issuances	1,655	-	1,378	-
Interest accrual	209	-	219	-
Net premiums collected	(742)	-	(619)	-
Flooring impact of LFPB	(6)	-	(14)	-
Ending balance at original discount rate	6,480	-	5,767	-
Effect of cumulative changes in discount
rate assumptions	(584)	-	843	-
Balance as of end-of-year	$5,896	$-	$6,610	$-

Present Value of Expected LFPB
Balance as of beginning-of-year	$10,353	$2,511	$9,848	$2,667
Beginning balance of original discount rate (1)	8,893	2,245	7,786	2,252
Effect of changes in cash flow assumptions	(321)	-	(117)	-
Effect of actual variances from expected
experience	(5)	3	204	(3)
Adjusted balance as of beginning-of-year	8,567	2,248	7,873	2,249
Issuances	1,655	122	1,379	96
Interest accrual	326	84	332	84
Benefit payments	(669)	(188)	(691)	(184)
Ending balance at original discount rate (1)	9,879	2,266	8,893	2,245
Effect of cumulative changes in discount
rate assumptions	(793)	(263)	1,460	266
Balance as of end-of-year	$9,086	$2,003	$10,353	$2,511

Net balance as of end-of-year	$3,190	$2,003	$3,743	$2,511
Less: reinsurance recoverables	270	10	357	8
Net balance as of end-of-year, net of reinsurance	$2,920	$1,993	$3,386	$2,503

Weighted-average duration of future policyholder
benefit liability (years)	11	9	12	11

(1)Includes DPL within Payout Annuities of $38 million, $22 million and $5 million as of December 31, 2022, December 31, 2021 and January 1, 2021, respectively.

For the year ended December 31, 2022, Traditional Life had updates to the mortality and lapse assumptions resulting in lower projected premiums and benefits, and a corresponding increase in reserves. Payout Annuities did not have any significant assumption updates.

For the year ended December 31, 2021, Traditional Life and Payout Annuities did not have any significant assumption updates or have any significantly different actual experience compared to expected.

The following table summarizes the discounted and undiscounted expected future gross premiums and expected future benefit payments (in millions):

	As of December 31, 2022		As of December 31, 2021
	Undiscounted	Discounted	Undiscounted	Discounted
Traditional Life
Expected future gross premiums	$13,166	$8,887	$13,378	$10,549
Expected future benefit payments	13,026	9,086	12,259	10,353
Payout Annuities
Expected future gross premiums	-	-	-	-
Expected future benefit payments	3,471	2,003	3,466	2,511

The following table summarizes the gross premiums and interest accretion (in millions) recognized in insurance premiums and benefits, respectively, on the Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended
	December 31,
	2022	2021
Traditional Life
Gross premiums	$1,136	$1,022
Interest accretion	117	113
Payout Annuities
Gross premiums	133	95
Interest accretion	84	84

The following table summarizes the weighted-average interest rates:

	For the Years Ended
	December 31,
	2022	2021
Traditional Life
Interest accretion rate	5.0%	5.3%
Current discount rate	5.1%	2.4%
Payout Annuities
Interest accretion rate	3.9%	3.8%
Current discount rate	5.3%	2.7%

Liability for Future Claims

The following table summarizes the balances of and changes in liability for future claims (in millions, except years):

	Group Protection
	As of or For the Year Ended
	December 31,
	2022	2021
Balance as of beginning-of-year	$5,936	$5,939
Beginning balance of original discount rate	5,674	5,422
Effect of changes in cash flow assumptions	15	(31)
Effect of actual variances from expected
experience	(117)	(133)
Adjusted beginning-of-year balance	5,572	5,258
New incidence	1,777	1,597
Interest	141	145
Benefit payments	(1,431)	(1,326)
Ending balance at original discount rate	6,059	5,674
Effect of cumulative changes in discount
rate assumptions	(597)	262
Balance as of end-of-year	5,462	5,936
Less: reinsurance recoverables	127	150
Balance as of end-of-year, net of reinsurance	$5,335	$5,786

Weighted-average duration of liability for future
claims (years)	4	5

For the year ended December 31, 2022, we had an unfavorable impact from updates to the long-term disability incidence and severity assumptions, partially offset by favorable impacts from updates to the life waiver termination rate assumptions.

For the year ended December 31, 2021, we had a favorable impact from updates to long-term disability termination rate assumptions.

For the years ended December 31, 2022 and 2021, we experienced more favorable claim terminations than assumed.

The following table summarizes the discounted and undiscounted expected future benefit payments (in millions):

	As of December 31, 2022		As of December 31, 2021
	Undiscounted	Discounted	Undiscounted	Discounted
Group Protection
Expected future benefit payments	$7,063	$6,059	$6,663	$5,674

The following table summarizes the gross premiums and interest accretion (in millions) recognized in insurance premiums and benefits, respectively, on the Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended
	December 31,
	2022	2021
Group Protection
Gross premiums	$3,393	$3,145
Interest accretion	141	145

The following table summarizes the weighted-average interest rates:

	For the Years Ended
	December 31,
	2022	2021
Group Protection
Interest accretion rate	2.8%	3.0%
Current discount rate	5.1%	2.2%

Additional Liabilities for Other Insurance Benefits

The following table summarizes the balances of and changes in additional liabilities for other insurance benefits (in millions, except years):

	UL and Other
	As of or For the Year Ended
	December 31,
	2022	2021
Balance as of beginning-of-year	$12,513	$12,264
Balance as of beginning-of-year, excluding
shadow balance in AOCI	11,400	10,331
Effect of changes in cash flow assumptions	3,108	(115)
Effect of actual variances from expected
experience	195	107
Adjusted beginning-of-year balance	14,703	10,323
Issuances	7	2
Interest accrual	626	498
Net assessments collected	974	957
Benefit payments	(628)	(380)
Balance as of end-of-year, excluding
shadow balance in AOCI	15,682	11,400
Balance as of end-of-year	14,777	12,513
Less: reinsurance recoverables	1,975	1,087
Balance as of end-of-year, net of reinsurance	$12,802	$11,426

Weighted-average duration of additional liabilities
for other insurance benefits (years)	17	18

For the year ended December 31, 2022, we had an unfavorable impact primarily from updates to policyholder lapse behavior assumptions related to UL products with secondary guarantees in the amount of $1.7 billion, net of reinsurance, after-tax, and to a lesser extent mortality and morbidity assumptions. We had unfavorable actual mortality experience compared to expected due to ongoing effects of the COVID-19 pandemic.

For the year ended December 31, 2021, we had a favorable impact from updates to investment strategy. We had unfavorable actual experience compared to expected driven by the one-time indirect impact of the updated DFEL amortization pattern due to the adoption of ASU 2018-12.

The following table summarizes the gross assessments and interest accretion (in millions) recognized in insurance premiums and benefits, respectively, on the Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended
	December 31,
	2022	2021
UL and Other
Gross assessments	$2,818	$3,150
Interest accretion	626	498

The following table summarizes the weighted-average interest rates:

	For the Years Ended
	December 31,
	2022	2021
UL and Other
Interest accretion rate	5.0%	5.0%